Property, Plant and Equipment, net (Tables)	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, net	Property, plant and equipment, net, consists of the following:
	As of September 30,
	2023	2022
	$	$
Buildings	1,997,321	1,844,676
Leasehold improvements	363,225	362,042
Finance lease right-of-use assets	197,681	201,272
Machinery and Equipment	18,515	21,841
Motor vehicle	209,524	13,385
Subtotal	2,786,266	2,443,216
Less: accumulated depreciation	(419,091)	(233,542)
Property, plant and equipment, net	2,367,175	2,209,674